EQUITY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
EQUITY TRANSACTIONS
Summary of value ofwarrants and options
Expected Dividend Yield	0%
Expected Volatility	57.76%
Risk Free Rate	4.61%
Weighted Average Expected Life of warrants	1.52 years

Expected Dividend Yield	0%
Expected Volatility	57.76%
Risk Free Rate	4.04%
Weighted Average Expected Life of warrants	2.35 years

Schedule Of Warrants
WARRANTS
January 1, 2023 to September 30, 2023

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs)	Aggregate Intrinsic Value
Outstanding - September 30, 2023	181,902	$9.00	1.52	$0.00
Exercisable - September 30, 2023	181,902	$9.00	1.52	$0.00
Granted	0	$0.00	0.00	$0.00
Forfeited or Expired	0	$0.00	0.00	$0.00
Exercised	0	$0.00	0.00	$0.00
Outstanding - September 30, 2023	181,902	$9.00	1.52	$0.00
Exercisable - September 30, 2023	181,902	$9.00	1.52	$0.00

WARRANTS
December 31, 2021 to December 31, 2022

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	86,540	$9.00	2.55	$0.00
Exercisable - December 31, 2021	86,540	$9.00	2.55	$0.00
Granted	79,977	$9.00	2.54	$0.00
Forfeited or Expired	0	$0.00	0.00	$0.00
Exercised	0	$0.00	0.00	$0.00
Outstanding - December 31, 2022	166,517	$9.00	2.54	$0.00
Exercisable - December 31, 2022	166,517	$9.00	2.54	$0.00